Document and Entity Information	Sep. 14, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	DOMINION ENERGY, INC
Amendment Flag	false
Entity Central Index Key	0000715957
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	600 East Canal Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	819-2284
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA